Unaudited Condensed Consolidated Statement of Changes in Equity £ in Thousands		Class A Ordinary Shares AJAX I USD ($) shares	Class B Ordinary Shares AJAX I USD ($) shares	Additional Paid-in Capital AJAX I USD ($)	Retained earnings £’000 AJAX I USD ($)	Retained earnings £’000 GBP (£)	Share capital £’000 GBP (£)	Share premium £’000 GBP (£)	Merger reserve £’000 GBP (£)	Foreign currency translation reserve £’000 GBP (£)	AJAX I USD ($)	GBP (£)
Balance at Oct. 14, 2018
Comprehensive income for the year
Net income / loss						(179)						(179)
Issue of share capital								31,500				31,500
Balance at Dec. 31, 2018						(179)		31,500				31,321
Comprehensive income for the year
Other comprehensive income
Share based payments						199						199
Comprehensive income for the year
Net income / loss						(17,964)						(17,964)
Total comprehensive loss												(17,964)
Issue of share capital								50,000				50,000
Balance at Dec. 31, 2019						(17,944)		81,500				63,556
Comprehensive income for the year
Share based payments						326						326
Comprehensive income for the year
Group restructuring	[1]							(181,250)	181,250
Net income / loss						(30,766)						(30,766)
Total comprehensive loss						(30,766)						(30,766)
Issue of share capital								125,000				125,000
Balance at Jun. 30, 2020						(48,384)		25,250	181,250			158,116
Balance at Dec. 31, 2019						(17,944)		81,500				63,556
Comprehensive income for the year
Other comprehensive income
Share based payments						3,759						3,759
Comprehensive income for the year
Group restructuring	[2]							(181,250)	181,250
Net income / loss						(102,687)						(102,687)
Total comprehensive loss												(102,687)
Issue of share capital								365,870				365,870
Balance at Dec. 31, 2020		$ 1,849	$ 894	$ 118,067,125	$ (113,069,866)	(116,872)		266,120	181,250		$ 5,000,002	330,498
Balance (in Shares) at Dec. 31, 2020 | shares		18,487,578	8,944,343
Balance at Aug. 12, 2020 | $
Balance (in Shares) at Aug. 12, 2020 | shares
Comprehensive income for the year
Issuance of Class B ordinary shares to Sponsor | $			$ 958	24,042							25,000
Issuance of Class B ordinary shares to Sponsor (in Shares) | shares			9,583,333
Sale of 80,499,090 Units, net of underwriting discounts and offering costs | $		$ 8,050		738,236,185							738,244,235
Sale of 80,499,090 Units, net of underwriting discounts and offering costs (in Shares) | shares		80,499,090
Forfeiture of Founder Shares | $			$ (64)	64
Forfeiture of Founder Shares (in Shares) | shares			(638,990)
Class A ordinary shares subject to possible redemption | $		$ (6,201)		(620,193,166)							(620,199,367)
Class A ordinary shares subject to possible redemption (in Shares) | shares		(62,011,512)
Net income / loss | $					(113,069,866)						(113,069,866)
Balance at Dec. 31, 2020		$ 1,849	$ 894	118,067,125	(113,069,866)	(116,872)		266,120	181,250		5,000,002	330,498
Balance (in Shares) at Dec. 31, 2020 | shares		18,487,578	8,944,343
Comprehensive income for the year
Change in value of Class A ordinary shares subject to redemption | $		$ (703)		(70,395,251)							(70,395,954)
Change in value of Class A ordinary shares subject to redemption (in Shares) | shares		(7,026,504)
Net income / loss | $					70,395,953						70,395,953
Balance at Mar. 31, 2021 | $		$ 1,146	$ 894	47,671,874	(42,673,913)						5,000,001
Balance (in Shares) at Mar. 31, 2021 | shares		11,461,074	8,944,343
Balance at Dec. 31, 2020		$ 1,849	$ 894	118,067,125	(113,069,866)	(116,872)		266,120	181,250		5,000,002	330,498
Balance (in Shares) at Dec. 31, 2020 | shares		18,487,578	8,944,343
Comprehensive income for the year
Other comprehensive income										76		76
Share based payments						12,505						12,505
Comprehensive income for the year
Net income / loss						(102,113)					58,486,892	(102,113)
Total comprehensive loss						(102,113)				76		(102,037)
Acquisition of subsidiaries									65,348			65,348
Balance at Jun. 30, 2021			$ 894		(121,559,198)	(206,480)		266,120	246,598	76	(121,558,304)	306,314
Balance (in Shares) at Jun. 30, 2021 | shares			8,944,343
Balance at Mar. 31, 2021 | $		$ 1,146	$ 894	47,671,874	(42,673,913)						5,000,001
Balance (in Shares) at Mar. 31, 2021 | shares		11,461,074	8,944,343
Comprehensive income for the year
Change in value of Class A ordinary shares subject to redemption | $		$ (1,146)		(47,671,874)	(66,976,224)						(114,649,244)
Change in value of Class A ordinary shares subject to redemption (in Shares) | shares		(11,461,074)
Net income / loss | $					(11,909,061)						(11,909,061)
Balance at Jun. 30, 2021			$ 894		$ (121,559,198)	£ (206,480)		£ 266,120	£ 246,598	£ 76	$ (121,558,304)	£ 306,314
Balance (in Shares) at Jun. 30, 2021 | shares			8,944,343

[1]	On June 10, 2020, the Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company resulting in a merger reserve.
[2]	During the year, the Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company. Cazoo Limited became a wholly owned direct subsidiary of Cazoo Holdings Limited through a share for share exchange. Note 2.2 provides more detail on the basis of consolidation. The 2018 and 2019 balances are stated as though the transactions occurred within Cazoo Holdings Limited. In addition, the issue of share capital balance of £365.9m includes £99.8m of shares that were issued by the previous parent company, Cazoo Limited.